Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,	December 31,
	2018	2017

Concentrates	$941	$1,391
Ore stockpiles	1,602	2,877
Spare parts and supplies	5,593	5,098
	$8,136	$9,366